(29) OPERATING COSTS AND EXPENSES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	R$ 1,615,893	R$ 1,496,127	R$ 1,627,350
Cost of services rendered to third parties	2,089,732	1,775,339	2,074,611
Selling expenses	461,275	434,665	429,732
General and administrative expenses	918,099	921,972	853,433
Other operating expense	198,555	198,569	152,279
Operating cost and expense	5,283,551	4,826,672	5,137,405
Financial Compensation For Use Of Water Resources [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation			8,656
Operating cost and expense			8,656
Rentals Operating Expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	50,974	43,898	52,734
Cost of services rendered to third parties
Selling expenses			(148)
General and administrative expenses	22,397	22,898	19,740
Other operating expense
Operating cost and expense	73,371	66,796	72,326
Personnel Operating Expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	945,628	901,333	882,150
Cost of services rendered to third parties	2		2
Selling expenses	173,133	172,700	170,859
General and administrative expenses	361,787	340,442	324,147
Other operating expense
Operating cost and expense	1,480,550	1,414,476	1,377,158
Private Pension Plans Operating Expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	112,603	89,909	113,887
Cost of services rendered to third parties
Selling expenses
General and administrative expenses
Other operating expense
Operating cost and expense	112,603	89,909	113,887
Materials Operating Expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	256,423	228,001	222,650
Cost of services rendered to third parties	1,039	888	1,061
Selling expenses	13,708	9,089	2,444
General and administrative expenses	8,118	20,100	23,818
Other operating expense
Operating cost and expense	279,288	258,078	249,973
Third Party Services Operating Expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	219,464	210,234	251,549
Cost of services rendered to third parties	2,641	2,294	1,856
Selling expenses	173,376	166,693	186,525
General and administrative expenses	319,403	312,533	287,221
Other operating expense
Operating cost and expense	714,884	691,754	727,151
Cost Of Infrastructure Construction Operating Expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation
Cost of services rendered to third parties	2,086,057	1,772,162	2,071,698
Selling expenses
General and administrative expenses
Other operating expense
Operating cost and expense	2,086,057	1,772,162	2,071,698
Others Operating Expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	81,776	66,650	157,113
Cost of services rendered to third parties	(7)	(6)	(7)
Selling expenses	101,057	86,183	69,903
General and administrative expenses	228,789	248,897	218,247
Other operating expense	198,555	198,569	152,279
Operating cost and expense	610,169	600,293	597,535
Rentals Operating Expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation			11,710
Cost of services rendered to third parties
Selling expenses	99,520	87,432	68,757
General and administrative expenses
Other operating expense
Operating cost and expense	99,520	87,432	80,467
Publicity And Advertising Operating Expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	55	21	202
Cost of services rendered to third parties
Selling expenses		15	1
General and administrative expenses	21,272	19,155	17,412
Other operating expense
Operating cost and expense	21,327	19,191	17,615
Legal Judicial And Indemnities Operating Expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation
Cost of services rendered to third parties
Selling expenses
General and administrative expenses	172,495	186,686	188,355
Other operating expense
Operating cost and expense	172,495	186,686	188,355
Donations Contributions And Subsidies Operating Expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	1,687	2,053	88
Cost of services rendered to third parties
Selling expenses			2
General and administrative expenses	3,849	5,108	3,924
Other operating expense
Operating cost and expense	5,536	7,161	4,014
Gain Loss on Disposal Retirement And Other Noncurrent Assets Operating Expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation
Cost of services rendered to third parties
Selling expenses
General and administrative expenses
Other operating expense	189,566	210,840	132,195
Operating cost and expense	189,566	210,840	132,195
Amortization Of Premium Paid - GSF Operating Expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	13,470	13,413	9,594
Cost of services rendered to third parties
Selling expenses
General and administrative expenses
Other operating expense
Operating cost and expense	13,470	13,413	9,594
Others Operating Expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation	15,589	7,265	74,130
Cost of services rendered to third parties	(7)	(6)	(7)
Selling expenses	1,537	(1,264)	1,291
General and administrative expenses	8,776	15,049	(11,184)
Other operating expense	8,989	(12,271)	(353)
Operating cost and expense	R$ 34,884	R$ 8,773	63,877
Impairment Operating Expense [Member]
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of operation
Cost of services rendered to third parties
Selling expenses
General and administrative expenses
Other operating expense			20,437
Operating cost and expense			R$ 20,437